MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2017
Marketable Securities [Abstract]
Marketable Debt Securities	Marketable securities – current consist of the following:
	December 31
(in US$ thousands)	2016	2017
Equity securities, classified as available-for-sale	$3	$—